Average Annual Total Returns{- Strategic Advisers® Small-Mid Cap Fund} - 02.28 Strategic Advisers Small-Mid Cap Fund PRO-15 - Strategic Advisers® Small-Mid Cap Fund	Strategic Advisers Small-Mid Cap Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Small-Mid Cap Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Small-Mid Cap Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Small-Mid Cap Fund-Default After Taxes on Distributions and Sales Past 10 years	RS025 Past 1 year	RS025 Past 5 years	RS025 Past 10 years
Total	19.30%	12.98%	10.72%	18.12%	11.37%	9.07%	11.93%	9.97%	8.33%	19.99%	13.64%	11.97%